Employee benefit plans - Weighted-average assumptions used to determine net periodic benefit costs (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefit Plans [Abstract]
Discount rate	2.30%	1.60%	1.30%
Rate of increase in compensation levels	0.50%	0.50%	0.40%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%
Interest crediting rate	2.90%	2.80%	2.80%